NEWBUILDINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Construction in Progress [Roll Forward]
Balance, beginning of period	$ 52,254	$ 79,602	$ 308,324
Additions, net, continuing basis	158,846	201,653	707,988
Transfer to Vessels and equipment, net	(166,121)	(230,596)	(941,388)
Interest capitalized, continuing basis	1,089	1,595	4,678
Balance, end of period	$ 46,068	$ 52,254	$ 79,602